SUBSEQUENT EVENTS (Details)				6 Months Ended
		Nov. 04, 2022 USD ($) installment	Jul. 12, 2022 USD ($) shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Value of shares issued	[1],[2]			$ 25,000
Subsequent Event | New Dragonfly | Sean Nichols
Subsequent Event [Line Items]
Termination date		12 months
Termination of health insurance plans		18 months
Subsequent Event | New Dragonfly | Sean Nichols | One installment
Subsequent Event [Line Items]
Cash payment		$ 100,000,000
Number of installment | installment		1
Subsequent Event | New Dragonfly | Sean Nichols | 24 monthly installments
Subsequent Event [Line Items]
Cash payment		$ 1,000,000,000
Number of monthly installments | installment		24
Subsequent Event | THOR Industries | New Dragonfly
Subsequent Event [Line Items]
Number of shares issued | shares			1,267,502
Value of shares issued			$ 15,000,000,000

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.